RELATED PARTY TRANSACTIONS - Ship Finance Limited (Details)	1 Months Ended		6 Months Ended	12 Months Ended
	Aug. 31, 2021 vessel	Apr. 30, 2015 USD ($) vessel	Jun. 30, 2021 USD ($) vessel	Dec. 31, 2022 vessel	Dec. 31, 2021 vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2015 USD ($) vessel
Related Party Transaction [Line Items]
Number of vessels sold and leased back | vessel	9
SFL
Related Party Transaction [Line Items]
Number of vessels sold and leased back | vessel				1	1
SFL | Dry Bulk Carriers
Related Party Transaction [Line Items]
Number of vessels under commercial management | vessel			8			9
Commercial management fee revenue per day for first seven dry bulk vessels | $			$ 125
Number of vessels for which management fee is $125 dollars per day | vessel			4			4
Commercial management fee revenue, rate 2 | $			$ 75			$ 75
Number of vessels for which management fee is $75 dollars per day | vessel			3			3
Commercial management fee revenue, rate 3 | $			$ 37.5			$ 37.5
Commercial management fee revenue per day for managing vessels | $						$ 125
Number of vessels for which management fee is $37.5 dollars per day | vessel			1			2
SFL | Container Carriers
Related Party Transaction [Line Items]
Number of vessels under commercial management | vessel			16			16	14
Commercial management fee revenue per day for managing vessels | $			$ 75			$ 75	$ 75
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Related Party Transaction [Line Items]
Number of vessels sold and leased back | vessel		8		8				8
Aggregate price sold en-bloc | $		$ 272,000,000
Duration of time charter		10 years
Purchase option net of sellers credit | $		$ 112,000,000						$ 112,000,000
Purchase option timing from lease inception		10 years
Charter term extension		3 years						3 years
Daily time charter rate extension | $		$ 14,900						$ 14,900